EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Representative Warrants
Class of Warrant or Right [Line Items]
Schedule of warrants valuation assumptions

April 28, 2022
Stock price	$6.00
Risk-free interest rate	2.86%
Volatility	32.19%
Exercise price	$7.50
Dividend yield	$0

Warrants
Class of Warrant or Right [Line Items]
Schedule of representative's warrants and warrants activities

		Weighted	Weighted Average
		Average	Remaining Term
	Number of Warrants	Exercise Price	(Years)
Outstanding as of January 1, 2022	—	—
Issued	169,302	$7.50
Exercised	—	—
Forfeited or expired	—	—
Outstanding as of December 31, 2022	169,302	$7.50	4.33
Issued	2,000,000	$18.00
Exercised	(1,190,629)	$17.25
Forfeited or expired	—	—
Outstanding as of December 31, 2023	978,673	$17.09	4.33
Issued	1,302,760	$57.07
Exercised	(1,404,988)	$29.49
Forfeited or expired	—	—
Outstanding as of December 31, 2024	876,445	56.65	4.48

Follow-on warrants
Class of Warrant or Right [Line Items]
Schedule of warrants valuation assumptions

June 2, 2023
Stock price	$17.15
Risk-free interest rate	3.84%
Volatility	99.27%
Exercise price	$18.00
Dividend yield	$0

Registered direct offering warrants
Class of Warrant or Right [Line Items]
Schedule of warrants valuation assumptions

April 29, 2024
Stock price	$40.93
Risk-free interest rate	4.65%
Volatility	36.79%
Exercise price	$44.14
Dividend yield	$0

Inducement warrants
Class of Warrant or Right [Line Items]
Schedule of warrants valuation assumptions

November 4, 2024
Stock price	$69.71
Risk-free interest rate	4.17%
Volatility	31.96%
Exercise price	$70.00
Dividend yield	$0